Consolidated Statement of Operations - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses	$ (151,415)
Unrealized foreign currency gain	5
Net income	$ (151,410)
Weighted average shares outstanding, basic (in Shares)	105
Weighted average shares outstanding, diluted (in Shares)	105
Loss per share, basic (in Dollars per share)	$ (1,442)
Loss per share, diluted (in Dollars per share)	(1,442)
Net income per share:
Loss per share, diluted (in Dollars per share)	$ (1,442)
Weighted average of ordinary shares used to compute net income per share:
Weighted average shares outstanding, diluted (in Shares)	105
CoinShares International Limited
Net income		$ 114,272	$ 162,448	$ 75,755
Weighted average shares outstanding, basic (in Shares)		65,831,201	66,543,318	67,282,937
Weighted average shares outstanding, diluted (in Shares)		65,831,201	67,122,760	68,968,578
Loss per share, basic (in Dollars per share)		$ 1.74	$ 2.44	$ 1.13
Loss per share, diluted (in Dollars per share)		$ 1.74	$ 2.42	$ 1.1
Revenue		$ 165,677	$ 155,540	$ 87,711
Gains/(losses) from operations
(Loss)/gain on digital assets and digital asset ETPs		(982,773)	2,933,410	1,744,803
Gain/(loss) on certificate liabilities		802,747	(2,910,985)	(1,703,465)
Other operating gains/(losses)		211,999	19,835	(28,366)
Total gains/(losses) from operations		31,973	42,260	12,972
Operating expenses
Cost of revenue (excluding depreciation and amortization)		20,189	15,209	7,092
Salaries and employee benefits		19,521	21,737	13,316
Share-based compensation		2,839	12,369	1,261
Professional fees		9,870	4,655	4,497
Marketing expense		5,291	5,471	3,219
Technology expense		4,474	2,738	2,404
Depreciation and amortization		3,143	3,022	3,993
Allowance for credit losses		(1,142)	1,902
Other general and administrative expenses		6,474	5,686	3,628
Total operating expenses		70,659	72,789	39,410
Operating income		126,991	125,011	61,273
Other income (expenses)
Income from sale of FTX claim			36,816
(Loss)/gain on treasury digital assets		(4,685)	3,493
Fair value (loss)/gain on investments		(1,574)	997	16,002
Impairment of equity method investment			(74)	(270)
Interest income		1,793	8,495	7,975
Interest expense		(7,804)	(11,355)	(8,510)
Income before income taxes		114,721	163,383	76,470
Income tax expense		449	935	715
Other comprehensive income
Foreign currency translation adjustment		1,713	4,109	(12,148)
Total comprehensive income		$ 115,985	$ 166,557	$ 63,607
Net income per share:
Loss per share, diluted (in Dollars per share)		$ 1.74	$ 2.42	$ 1.1
Weighted average of ordinary shares used to compute net income per share:
Weighted average shares outstanding, diluted (in Shares)		65,831,201	67,122,760	68,968,578